Schedule of Investments (unaudited) October 31, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 5.1%
Black Belt Energy Gas District, RB(a) 4.00%, 10/01/52	$1,195	$1,151,460
Series A, 4.00%, 12/01/52	1,935	1,777,717
Series A, 5.25%, 01/01/54	760	758,720
Series C-1, 5.25%, 02/01/53	2,265	2,267,679
Series F, 5.50%, 11/01/53	735	743,072
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	1,625	1,680,465
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,265	1,188,634
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	670	676,293

		10,244,040

Arizona — 3.9%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.50%, 07/01/52	215	181,672
Series G, 5.00%, 07/01/47	430	360,168
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	910	880,597
Maricopa County Industrial Development Authority, RB, Series 2019F, 4.00%, 01/01/45	750	638,815
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,095	1,080,438
5.00%, 12/01/37	4,885	4,733,959

		7,875,649

Arkansas — 2.3%
Arkansas Development Finance Authority, RB AMT, 5.70%, 05/01/53	380	345,012
Series A, AMT, 4.50%, 09/01/49(b)	1,450	1,274,774
City of Benton Arkansas, RB, (AGM), 4.00%, 06/01/39 .	755	684,740
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	2,645	2,243,976

		4,548,502

California — 14.0%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	335	295,857
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 4.00%, 11/01/45	3,330	2,854,033
Carlsbad Unified School District, Refunding GO, Series B, 6.00%, 05/01/34(c)	1,500	1,515,001
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, Subordinate, 4.00%, 05/15/51 ..	1,940	1,558,306
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/56	105	79,063
4.00%, 12/01/56	200	126,218
Series A, 4.00%, 06/01/58	460	313,806
Senior Lien, 3.13%, 06/01/57	445	254,603
Series A, Senior Lien, 4.00%, 12/01/58	195	131,875
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	2,475	2,777,911
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(d)	12,000	5,913,087
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(c)	4,000	4,292,338

Security	Par (000)	Value

California (continued)
Palomar Community College District, GO (continued)
Series B, Election 2006, 0.00%, 08/01/30(d)	$2,270	$1,754,981
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	1,205	1,023,447
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(c)(e)	4,200	4,583,264
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/46	425	403,897

		27,877,687

Colorado — 0.8%
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	1,550	1,551,922

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	130	126,575
4.25%, 07/15/53	175	140,333

		266,908

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	455	447,924
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB, Series B, 2nd Lien, (AGM-CR), 0.00%, 10/01/40(d)	1,800	705,025

		1,152,949

Florida — 12.2%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,725	2,589,000
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	100	75,282
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/47	1,305	1,305,854
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	465	90,270
Series A, 0.00%, 09/01/53	270	40,022
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 4.00%, 10/01/49	615	487,220
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	475	457,191
County of Miami-Dade Florida, RB(d)
0.00%, 10/01/32	5,000	3,284,570
0.00%, 10/01/33	15,375	9,543,294
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	325	312,896
Series A, AMT, 5.25%, 10/01/52	255	243,432
Series A-1, AMT, (AGM), 4.00%, 10/01/45	695	556,254
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	420	100,186
Series A-2, 0.00%, 10/01/47	680	150,763
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	165	173,146
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)	300	258,586
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/47	1,130	1,061,741

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/48	$1,840	$1,760,674
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	190	184,940
Orange County Housing Finance Authority, RB, S/F Housing, 5.00%, 10/01/53	1,590	1,494,048
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	195	172,105

		24,341,474

Georgia — 2.8%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	145	117,583
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	175	137,989
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	780	630,155
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	525	500,099
Series A, 5.00%, 05/15/49	205	190,836
Series A, 5.00%, 06/01/53(a)	565	555,493
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	2,480	2,460,959
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	310	305,251
Series A, 5.00%, 01/01/59	770	712,644

		5,611,009

Hawaii — 0.8%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	785	757,485
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	1,395	894,778

		1,652,263

Idaho — 1.4%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 03/01/39	3,000	2,915,224

Illinois — 6.8%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,235	1,204,030
Series D, 5.00%, 12/01/46	1,635	1,444,658
Series H, 5.00%, 12/01/36	375	353,640
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/34	370	359,746
Series D, 5.00%, 12/01/26	675	678,736
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,390	1,310,193
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 4.00%, 01/01/29	2,400	2,299,505
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57 ..	620	581,301
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	470	473,719
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	945	876,859
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	100	91,934
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	820	683,806

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	$590	$538,993
State of Illinois, GO
5.00%, 02/01/39	1,000	978,337
5.50%, 05/01/39	1,610	1,647,308

		13,522,765

Indiana — 0.1%
Indianapolis Local Public Improvement Bond Bank, RB, 5.25%, 02/01/48	220	225,690

Kentucky — 2.4%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	135	118,205
County of Boyle Kentucky, Refunding RB, 5.00%, 06/01/37	2,000	2,011,071
Kentucky Public Transportation Infrastructure Authority, RB, CAB(c)
Series C, Convertible, 6.45%, 07/01/34	1,000	1,121,092
Series C, Convertible, 6.60%, 07/01/39	1,395	1,528,588

		4,778,956

Louisiana — 0.5%
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	995	980,647

Maryland — 0.6%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	260	253,142
5.25%, 07/01/44	260	244,160
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/55	705	646,564

		1,143,866

Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	900	864,085
Series A, 5.00%, 01/01/47	1,010	912,960
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,375	1,134,651
5.00%, 04/15/40	600	540,281
Series A, 4.00%, 06/01/29(e)	235	240,418

		3,692,395

Michigan — 3.7%
Michigan Finance Authority, RB
4.00%, 02/15/50	1,040	840,545
4.00%, 02/15/44	420	349,501
Series A, 4.00%, 11/15/50	295	233,372
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	900	735,928
Michigan State Housing Development Authority, RB, S/F Housing
Series B, 2.95%, 12/01/39	375	282,208
Series D, 5.10%, 12/01/37	1,560	1,552,677
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,705	1,585,284
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	1,400	1,198,094
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	655	661,548

		7,439,157

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 1.8%
City of Otsego Minnesota, Refunding RB, Series A, 5.00%, 09/01/44	$700	$572,736
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,494,976
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	305	260,611
Minneapolis-St Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	460	451,359
Minnesota Higher Education Facilities Authority, RB
Series 8-K, 4.00%, 03/01/43	615	486,332
Series A, 5.00%, 10/01/47	390	384,325

		3,650,339

Missouri — 0.3%
Kansas City Industrial Development Authority, ARB, Series B, AMT, 5.00%, 03/01/39	575	548,422

Nebraska — 0.3%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45	600	580,968

Nevada — 0.8%
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,500	1,458,661
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	125	115,104

		1,573,765

New Hampshire(b) — 0.3%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	505	398,363
Series C, AMT, 4.88%, 11/01/42	220	170,497

		568,860

New Jersey — 5.2%
Camden County Improvement Authority, RB, 6.00%, 06/15/62	165	168,736
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(f)(g)	1,510	18,648
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	990	986,297
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/27(e)	160	167,349
AMT, (AGM), 5.13%, 07/01/42	300	284,686
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	765	694,562
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/38	290	287,844
Series AA, 4.00%, 06/15/40	820	729,494
Series AA, 5.00%, 06/15/45	1,990	1,962,424
Series AA, 5.00%, 06/15/46	600	581,973
Series AA, 4.00%, 06/15/50	1,440	1,183,743
Series BB, 4.00%, 06/15/50	1,200	980,532
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,600	879,031
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/36	240	243,251

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
Series A, 5.00%, 06/15/37	$480	$492,712
Series A, 5.25%, 06/15/42	190	194,338
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	630	536,537

		10,392,157

New York — 12.9%
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,600	1,601,464
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,580,646
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	765	779,600
Series C-1, 4.75%, 11/15/45	1,700	1,563,525
Series C-1, 5.00%, 11/15/50	550	518,860
Series C-1, 5.25%, 11/15/55	810	796,425
Series C-1, 5.00%, 11/15/56	320	299,526
New York City Municipal Water Finance Authority, Refunding RB, Series BB, 4.00%, 06/15/47	6,000	5,158,002
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	1,570	1,374,121
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/44	215	217,595
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,400	1,399,957
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	702,035
New York Liberty Development Corp., Refunding RB
Series A, 2.88%, 11/15/46	745	483,123
Series A, (BAM-TCRS), 3.00%, 11/15/51	1,785	1,148,963
Series A, 3.00%, 11/15/51	920	596,406
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	205	166,531
New York Transportation Development Corp., ARB, AMT, 5.00%, 12/01/36	400	395,923
New York Transportation Development Corp., RB
5.63%, 04/01/40(h)	420	415,599
AMT, 5.00%, 10/01/35	945	901,816
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/49	1,330	1,267,078
Series 221, AMT, 4.00%, 07/15/55	1,395	1,073,193
Port Authority of New York & New Jersey, Refunding ARB
186th Series, AMT, 5.00%, 10/15/36	250	250,326
Series 197, AMT, 5.00%, 11/15/35	220	221,383
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	2,105	1,778,496
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	1,054,910

		25,745,503

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 0.7%
Greater Asheville Regional Airport Authority, ARB, AMT, (AGM), 5.25%, 07/01/48	$1,220	$1,197,835
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	145	140,037

		1,337,872

Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	2,820	2,305,918
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	250	199,277
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	20	17,256

		2,522,451

Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	500	430,666
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	420	357,146
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	315	271,745

		1,059,557

Oregon — 2.2%
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	2,485	2,454,669
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	1,830	1,859,209

		4,313,878

Pennsylvania — 7.7%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	875	788,751
Mckeesport Area School District, Refunding GO, (FGIC, SAW), 0.00%, 10/01/31(d)(i)	500	361,486
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.50%, 06/30/41	810	820,394
AMT, 5.00%, 06/30/42	1,585	1,456,599
AMT, 5.75%, 06/30/48	700	715,958
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	725,893
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	155	100,265
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 142-A, 5.00%, 10/01/50	370	354,720
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,030	2,512,375
Pennsylvania Turnpike Commission, Refunding RB, Series C, 5.00%, 12/01/39	850	858,570
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	2,000	1,935,210

Security	Par (000)	Value

Pennsylvania (continued)
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	$800	$803,662
State Public School Building Authority, Refunding RB, Series A, (SAW), 5.00%, 06/01/34	3,825	3,914,978

		15,348,861

Puerto Rico — 4.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,593	1,343,787
Series A-1, Restructured, 5.00%, 07/01/58	5,324	4,613,956
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,221,562
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	4,770	1,179,089

		8,358,394

Rhode Island — 1.4%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM), 3.75%, 05/15/32	1,845	1,773,486
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	1,205	1,022,393

		2,795,879

South Carolina — 2.4%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	520	518,084
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(b)	755	568,231
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	2,110	1,641,766
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	2,500	1,909,718
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	100	94,326

		4,732,125

Tennessee — 4.1%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	770,281
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	885	836,833
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	180	180,467
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.00%, 10/01/45	1,000	902,802
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	910	837,283
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	950	953,072
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	3,890	3,807,660

		8,288,398

Texas — 18.0%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	380	332,468
7.88%, 11/01/62	330	310,687

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	$1,970	$1,872,593
Series C, 5.00%, 08/15/42	2,030	1,928,578
City of Austin Texas Airport System Revenue, ARB, 5.25%, 11/15/47	795	786,138
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	85,393
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	1,275	1,247,155
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/40	475	412,179
Sub-Series A, AMT, 4.00%, 07/01/48	400	324,730
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	210	179,877
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	590	599,705
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	2,175	1,776,964
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38(d)	5,000	2,048,114
Humble Independent School District GO, (PSF), 5.00%, 02/15/47	4,500	4,540,933
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(d)(e)	550	320,051
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	16,780	8,342,543
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	825	694,639
Port Authority of Houston of Harris County Texas, RB, 5.00%, 10/01/53	435	431,797
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	1,410	1,192,176
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	405	350,904
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	2,255	2,150,601
Series A, 4.00%, 07/01/53	465	360,774
Series A, 5.00%, 07/01/53	575	545,434
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 3.75%, 09/01/49	320	257,251
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,315	1,274,415
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,480	2,260,040
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	420	218,960
0.00%, 08/01/36	235	113,768
0.00%, 08/01/37	305	137,056
0.00%, 08/01/38	315	131,695
0.00%, 08/01/44	950	266,980
0.00%, 08/01/45	1,800	472,856

		35,967,454

Security	Par (000)	Value

Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/48	$300	$295,189
Series A, AMT, 5.00%, 07/01/51	425	397,303
Utah Charter School Finance Authority, Refunding RB
5.25%, 06/15/37(b)	205	177,040
(UT CSCE), 4.00%, 04/15/42	600	480,817
5.38%, 06/15/48(b)	260	211,539
Utah Housing Corp., RB, S/F Housing, Series D2, Class III, 4.00%, 01/01/36	245	237,432

		1,799,320

Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	290	270,971

Virginia — 0.9%
Ballston Quarter Community Development Authority, TA, Series A, AMT, 5.38%, 03/01/36(f)(g)	735	546,972
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	460	310,979
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	887,190

		1,745,141

Washington — 1.2%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	625	606,660
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	1,815	1,730,949

		2,337,609

Wisconsin — 1.0%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	125	101,887
Class A, 6.13%, 06/15/57	140	113,880
Series A, 5.00%, 06/01/36(b)	100	87,802
Series A, 5.00%, 10/15/50(b)	875	654,857
Series A, 5.00%, 06/01/51(b)	320	252,824
Series A, 5.00%, 06/01/61(b)	405	307,936
Public Finance Authority, Refunding RB, AMT, 4.00%, 08/01/35	435	355,864
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, 1.95%, 09/01/32	110	86,619

		1,961,669

Total Municipal Bonds — 128.1% (Cost: $269,323,981)		255,720,696

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

District of Columbia — 0.9%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	2,102	1,805,418

Illinois — 3.0%
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 5.25%, 01/01/58	4,302	4,303,834
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,711	1,618,304

		5,922,138

Michigan — 0.9%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,149	1,723,621

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 2.2%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	$1,506	$1,334,668
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,590	1,359,670
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,740	1,723,749

		4,418,087

Texas — 0.7%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.50%, 02/01/50	1,410	1,472,105

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,840	2,336,030

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.9% (Cost: $19,309,306)		17,677,399

Total Long-Term Investments — 137.0% (Cost: $288,633,287)		273,398,095

	Shares

Short-Term Securities

Money Market Funds — 29.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(k)(l)	58,782,843	58,782,843

Total Short-Term Securities — 29.4% (Cost: $58,782,815)		58,782,843

Total Investments — 166.4% (Cost: $347,416,102)		332,180,938

Other Assets Less Liabilities — 1.6%		3,048,205
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.9)%		(9,730,294)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (63.1)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$199,598,849

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$755,448	$58,027,935	(a)	$—	$(540)	$—	$58,782,843	58,782,843	$107,925	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	62	12/19/23	$6,574	$78,517
U.S. Long Bond	67	12/19/23	7,299	165,962
5-Year U.S. Treasury Note	46	12/29/23	4,804	28,717

				$273,196

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$255,720,696	$—	$255,720,696
Municipal Bonds Transferred to Tender Option Bond Trusts	—	17,677,399	—	17,677,399
Short-Term Securities
Money Market Funds	58,782,843	—	—	58,782,843

	$58,782,843	$273,398,095	$—	$332,180,938

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$273,196	$—	$—	$273,196

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(9,676,176)	$—	$(9,676,176)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(135,576,176)	$—	$(135,576,176)

7

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

UT	Unlimited Tax

S C H E D U L E O F I N V E S T M E N T S	8